Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs	$ 3,249	$ 3,487
Other assets	4,138	4,590
Other liabilities	4,507	4,230
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686
Originally Reported [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs		4,425
Other assets		4,348
Other liabilities		4,316
Retained earnings		3,459
Accumulated other comprehensive income		626
Adjusted [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs		3,487
Other assets		4,590
Other liabilities		4,230
Retained earnings		2,789
Accumulated other comprehensive income		686
Effect of change [Member]
Impact of the retrospective change in accounting principle on the consolidated balance sheet
Deferred policy acquisition costs, effect of change		(938)
Other assets, effect of change		242
Other liabilities, effect of change		(86)
Retained earnings, effect of change		(670)
Accumulated other comprehensive income, effect of Change		$ 60